January 5, 2012

Via EDGAR

Securities and Exchange Commission

RE:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on
December 16, 2011, (SEC Accession No.: 0000898745-11-000821).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A Items 2-4 in the supplement that the Registrant is incorporating by reference.